Related Party Disclosures	3 Months Ended
Jun. 30, 2011
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]

7.   LOANS PAYABLE TO RELATED PARTIES

At June 30, 2011 and December 31, 2010, respectively, the Company has loans payable as follows.

	June 30, 2011 (unaudited)	December 31, 2010

AGMC Corp.	16,000	16,000
Frank Brodzik	182,708	42,523
Magma Gold Corporation	66,000	30,000
Total Loans Payable	264,248	88,523

The above loans are due to stockholders or companies controlled by stockholders of the Company.  Beginning January 1, 2011, all loans payable bear interest at 4% per annum and have no definite repayment terms. Prior to January 1, 2011, the loans payable beared interest at 15% per annum.  All loans payable are unsecured.